CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - 9 months ended Sep. 30, 2016 ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Total Baozun shareholders’ equity [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)
Balance at Dec. 31, 2015 | ¥	¥ 1,234,471		¥ 93	¥ 1,535,665	¥ (320,499)	¥ 19,212	¥ 1,234,471	¥ 0
Balance (shares) at Dec. 31, 2015 | shares			151,471,369
Net income	24,788	$ 3,717	¥ 0	0	25,310	0	25,310	(522)
Share-based compensation | ¥	25,072		0	25,072	0	0	25,072	0
Repurchase of ordinary shares | ¥	(50,842)		¥ (3)	(50,839)	0	0	(50,842)	0
Repurchase of ordinary shares, shares | shares			(3,603,642)
Exercise of share options | ¥	¥ 3,023		¥ 3	3,020	0	0	3,023	0
Exercise of share options, Shares | shares	2,415,201	2,415,201	2,415,201
Foreign currency translation adjustment	¥ 9,792	$ 1,468	¥ 0	0	0	9,792	9,792	0
Balance at Sep. 30, 2016	¥ 1,246,304	$ 186,894	¥ 93	¥ 1,512,918	¥ (295,189)	¥ 29,004	¥ 1,246,826	¥ (522)
Balance (shares) at Sep. 30, 2016 | shares			150,282,928